NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

Supplement dated May 1, 2009, to the Natixis Equity Funds Class A, B and C Prospectus, Natixis Income Funds Class A, B and C Prospectus and Loomis Sayles Strategic Income Fund Class A, B and C Prospectus, each dated February 1, 2009, as may be revised or supplemented from time to time.

Effective immediately, the following text replaces the second paragraph under the sub-section “Exchanging Shares” under the section “Fund Services” with respect to each Fund:

Accounts participating in wrap fee programs or held through a Registered Investment Adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap fee program or Registered Investment Adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary your ability to exchange Class A shares of a fund for Class Y shares of the same fund may be limited. Please consult your financial representative for more information.

NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

Supplement dated May 1, 2009, to the Natixis Equity Funds Class Y Prospectus and Natixis Income Funds Class Y Prospectus, each dated February 1, 2009, as may be revised or supplemented from time to time.

Effective immediately, the following text replaces the fifth bullet under the sub-section “It’s Easy to Open an Account” under the section “Fund Services” with respect to each Fund:

•	Registered Investment Adviser investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary certain wrap fee programs, retirement plans, Individual Retirement Accounts and accounts of Registered Investment Advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

Supplement dated May 1, 2009, to the Natixis Funds Statement of Additional Information – Part II, dated February 1, 2009, as may be revised or supplemented from time to time.

Effective immediately, the following text replaces the second paragraph under the sub-section “Exchange Privilege” under the section “Shareholder Services” with respect to each Fund:

Accounts participating in wrap fee programs or held through a Registered Investment Adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap fee program or Registered Investment Adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.